As filed with the Securities and Exchange Commission on February 22, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7242

                                  CUTLER TRUST
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                           Erich M. Patten, President
                         Cutler Investment Counsel, LLC
                                  3555 Lear Way
                             Medford, OR 97504-9759


                     Date of fiscal year end: June 30, 2004

                   Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.


                                           SEMI-ANNUAL REPORT DECEMBER 31, 2004
--------------------------------------------------------------------------------

 CUTLER VALUE FUND         Cutler Investment                Forum Shareholder
                           Counsel, LLC                         Services, LLC
                           3555 Lear Way                  Two Portland Square
                           Medford, Oregon 97504        Portland, Maine 04101

--------------------------------------------------------------------------------

To The Cutler Trust Shareholders:

The enclosed materials constitute the semi-annual report for the Cutler Value Fund through December 31, 2004.

The recent quarter reflected strong gains in the markets, after what management viewed a rather lackluster beginning of the year. We are pleased with the year-end result, and feel comfortable with our Equity Income strategy going forward.

Following the Presidential election, the markets had a very strong November and December. Higher volatility securities such as technology and small-caps typically had an especially strong run. The Fund invests primarily in large capitalization stocks, so we are pleased with the performance of the Cutler Value Fund in the face of such an investing environment. Looking forward, we see slowing economic growth on the horizon. This may mark a shift toward higher quality companies with dividends comprising a substantial portion of the total return- companies that are a hallmark of the Cutler Value Fund holdings. In our experience, a "flight to quality" often occurs during periods of economic uncertainty.

The Cutler Value Fund seeks to increase the dividend income received by shareholders by focusing on companies that have both a history of, and capacity to, raise their dividend rates and achieve long-term capital appreciation. While there can be no assurances that company dividends will increase over time, in the past quarter alone, seven of our companies declared dividend increases. At year-end, the Cutler Value Fund reflected a net yield higher than the S&P 500 Index.

The industry has undergone many changes in the past year, as increased regulation has imposed additional costs on mutual funds. To help alleviate these costs, the Trustees have voted to transfer fund administration responsibilities from Citigroup to Ultimas Fund Solutions. (You may recall that Forum Financial Group, which had performed these services over many years, was purchased by Citigroup last year.) After much due diligence, Cutler is confident in Ultimas' comprehensive and outstanding services. In addition, Cutler Investment Counsel CEO, Brooke Cutler Ashland, assumed the position of Chief Compliance Officer for the Fund.

Please find a detailed description of the Fund's holdings in the enclosed report. As always, you are welcome to contact our office with any on-going questions. We appreciate your continued support, and look forward to striving for a successful 2005.

Sincerely,


              /s/  Kenneth R. Cutler    /s/ Erich M. Patten
              Kenneth R. Cutler         Erich M. Patten
              Chairman of the Board     Portfolio Manager
              The Cutler Trust          Cutler Investment Counsel, LLC

Past performance is no guarantee of future returns. The views in this report were those of the Cutler Fund's investment advisor as of December 31, 2004 and may not reflect their views on the date the Cutler Fund's semi-

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annual report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and does not constitute investment advice.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. One cannot invest directly in an index.

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER INFORMATION IS IN THE PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED BY CALLING (888) 288-5374. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. FORUM FUND SERVICES, LLC, DISTRIBUTOR. (02/05).

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CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

SHARES   SECURITY DESCRIPTION                           VALUE

          COMMON STOCK -- 98.3%

          CONSUMER DISCRETIONARY -- 3.0%
   29,900 General Motors Corp.                    $   1,197,794
                                                   ------------

          CONSUMER STAPLES -- 9.8%
   45,850 ConAgra Foods, Inc.                         1,350,282
   22,350 Kimberly-Clark Corp.                        1,470,854
   20,900 Procter & Gamble Co.                        1,151,172
                                                   ------------
                                                      3,972,308
                                                   ------------

          ENERGY -- 11.3%
   29,900 ChevronTexaco Corp.                         1,570,049
   17,050 ConocoPhillips                              1,480,451
   29,510 Exxon Mobil Corp.                           1,512,683
                                                   ------------
                                                      4,563,183
                                                   ------------

          FINANCIALS -- 19.3%
   41,000 Bank of New York Co., Inc.                  1,370,220
   26,850 Citigroup, Inc.                             1,293,633
   32,950 J.P. Morgan Chase & Co.                     1,285,379
   27,250 Lincoln National Corp.                      1,272,030
   46,300 U.S. Bancorp                                1,450,116
   18,550 Wells Fargo & Co.                           1,152,883
                                                   ------------
                                                      7,824,261
                                                   ------------

          HEALTH CARE -- 8.5%
   56,550 Bristol-Myers Squibb Co.                    1,448,811
   24,700 Merck & Co., Inc.                             793,858
   45,000 Pfizer, Inc.                                1,210,050
                                                   ------------
                                                      3,452,719
                                                   ------------

          INDUSTRIALS -- 18.3%
   15,050 3M Co.                                      1,235,154
   16,250 Caterpillar, Inc.                           1,584,537

See Notes to Financial Statements.

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CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

SHARES    SECURITY DESCRIPTION                          VALUE

          INDUSTRIALS -- 18.3% (CONTINUED)
   18,950 Emerson Electric Co.                     $  1,328,395
   37,100 General Electric Co.                        1,354,150
   20,000 Pitney Bowes, Inc.                            925,600
    9,700 United Technologies Corp.                   1,002,495
                                                   ------------
                                                      7,430,331
                                                   ------------

          INFORMATION TECHNOLOGY -- 2.9%
   56,300 Hewlett-Packard Co.                         1,180,611
                                                   ------------

          MATERIALS -- 8.7%
   39,650 Alcoa, Inc.                                 1,245,803
   30,750 Dow Chemical Co.                            1,522,432
   11,550 Weyerhaeuser Co.                              776,391
                                                   ------------
                                                      3,544,626
                                                   ------------

          TELECOMMUNICATION SERVICES -- 3.4%
    54,000 SBC Communications, Inc.                   1,391,580
                                                   ------------

          UTILITIES -- 13.1%
    27,900 Consolidated Edison, Inc.                  1,220,625
    36,100 Exelon Corp.                               1,590,927
    56,650 National Fuel Gas Co.                      1,605,461
    20,950 Peoples Energy Corp.                         920,753
                                                   ------------
                                                      5,337,766
                                                   ------------

          TOTAL COMMON STOCK (COST $33,905,066)      39,895,179
                                                   ------------

See Notes to Financial Statements.

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CUTLER VALUE FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

 SHARES   SECURITY DESCRIPTION                          VALUE

          MONEY MARKET FUND -- 2.3%
  944,672 Monarch Daily Assets Cash Fund
                (COST $944,672)                     $   944,672
                                                    -----------

          TOTAL INVESTMENTS IN SECURITIES -- 100.6%
                (COST $34,849,738)*                 $40,839,851
          Other Assets and Liabilities, Net -- (0.6%) (226,460)
                                                    -----------

                TOTAL NET ASSETS -- 100.0%          $40,613,391
                                                    ===========

---------------------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

         Gross Unrealized Appreciation              $ 8,253,712
         Gross Unrealized Depreciation               (2,263,599)
                                                    -----------
         Net Unrealized Appreciation (Depreciation) $ 5,990,113

         PORTFOLIO HOLDINGS
         % OF TOTAL INVESTMENTS
         Consumer Discretionary                                   2.9%
         Consumer Staples                                         9.7%
         Energy                                                  11.2%
         Financials                                              19.2%
         Health Care                                              8.4%
         Industrials                                             18.2%
         Information Technology                                   2.9%
         Materials                                                8.7%
         Telecommunication Services                               3.4%
         Utilities                                               13.1%
         Money Market Fund                                        2.3%


See Notes to Financial Statements.

--------------------------------------------------------------------------------

CUTLER VALUE FUND

STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------

ASSETS
   Total investments, at value (Cost $34,849,738)                                       $ 40,839,851
   Receivables:
       Investment securities sold                                                            537,662
       Interest and dividends                                                                 82,551
   Prepaid expenses                                                                           15,330
                                                                                        ------------
Total Assets                                                                              41,475,394
                                                                                        ------------
LIABILITIES
   Payables:
       Fund shares redeemed                                                                  104,300
       Investment securities purchased                                                       542,544
       Dividends                                                                             171,387
   Accrued Liabilities:
       Investment adviser fees                                                                17,141
       Trustees' fees and expenses                                                             3,303
       Other accrued expenses                                                                 23,328
                                                                                        ------------
Total Liabilities                                                                            862,003
                                                                                        ------------
NET ASSETS                                                                              $ 40,613,391
                                                                                        ============
COMPONENTS OF NET ASSETS
   Paid-in capital                                                                      $ 52,492,216
   Accumulated undistributed (distributions in excess of) net investment income               (4,801)
   Accumulated net realized gain (loss) on investments                                   (17,864,137)
   Net unrealized appreciation (depreciation) on investments                               5,990,113
                                                                                        ------------
NET ASSETS                                                                              $ 40,613,391
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Based on net assets of $40,613,391 and 4,099,193 shares outstanding (unlimited shares
  authorized)                                                                           $       9.91
                                                                                        ============

See Notes to Financial Statements.

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CUTLER VALUE FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend income                                                      $  615,257
                                                                        ----------
Total Investment Income                                                    615,257
                                                                        ----------
EXPENSES
   Investment adviser fees                                                 153,353
   Administrator fees                                                       23,782
   Shareholder servicing fees                                                  508
   Transfer agency fees                                                     13,532
   Custodian fees                                                            5,410
   Accountant fees                                                          25,602
   Registration fees                                                         6,591
   Professional fees                                                        34,328
   Trustees' fees and expenses                                              15,558
   Miscellaneous expenses                                                   19,743
                                                                        ----------
Total Expenses                                                             298,407
   Fees waived                                                             (42,819)
                                                                        ----------
Net Expenses                                                               255,588
                                                                        ----------
NET INVESTMENT INCOME (LOSS)                                               359,669
                                                                        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) from investments                               627,175
   Net change in unrealized appreciation (depreciation) of investments   1,636,933
                                                                        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   2,264,108
                                                                        ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                       $2,623,777
                                                                        ==========

See Notes to Financial Statements.

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CUTLER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            Six Months         Year
                                                                               Ended           Ended
                                                                         December 31, 2004 June 30, 2004
                                                                         ----------------- -------------
OPERATIONS
 Net investment income (loss)                                               $   359,669     $   832,365
 Net realized gain (loss) from investments                                      627,175         265,567
 Net change in unrealized appreciation (depreciation) of investments          1,636,933       4,958,134
                                                                            -----------     -----------
Increase (decrease) in net assets resulting from operations                   2,623,777       6,056,066
                                                                            -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                                                         (360,995)       (832,370)
                                                                            -----------     -----------

CAPITAL SHARE TRANSACTIONS
 Sale of shares                                                               2,539,747       3,554,537
 Reinvestment of distributions                                                  179,506         785,984
 Redemption of shares                                                        (5,601,413)     (9,581,659)
                                                                            -----------     -----------
Increase (decrease) from capital share transactions                          (2,882,160)     (5,241,138)
                                                                            -----------     -----------
Increase (decrease) in net assets                                              (619,378)        (17,442)

NET ASSETS
 Beginning of Period                                                         41,232,769      41,250,211
                                                                            -----------     -----------
 End of Period(a)                                                           $40,613,391     $41,232,769
                                                                            ===========     ===========

SHARE ACTIVITY
 Sale of shares                                                                 273,776         395,144
 Reinvestment of distributions                                                   19,076          86,699
 Redemption of shares                                                          (590,094)     (1,062,632)
                                                                            -----------     -----------
Increase (decrease) in shares                                                  (297,242)       (580,789)
                                                                            ===========     ===========
(a)Accumulated undistributed (distributions in excess of) net investment
   income                                                                   $    (4,801)    $    (3,475)
                                                                            ===========     ===========

See Notes to Financial Statements.

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CUTLER VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.

                                              Six Months
                                                 Ended                     Year Ended June 30,
                                           December 31, 2004 -----------------------------------------------
                                           -----------------   2004      2003       2002      2001     2000

NET ASSET VALUE, BEGINNING OF PERIOD            $  9.38      $  8.29  $  8.85     $  10.38  $  9.78  $ 18.93
                                                -------      -------  -------     --------  -------  -------
INVESTMENT OPERATIONS
  Net investment income (loss)                     0.09         0.18     0.13         0.08     0.08     0.12
  Net realized and unrealized gain (loss)
   on investments                                  0.53         1.09    (0.56)(a)    (1.53)    0.79    (1.97)
                                                -------      -------  -------     --------  -------  -------
Total from Investment Operations                   0.62         1.27    (0.43)       (1.45)    0.87    (1.85)
                                                -------      -------  -------     --------  -------  -------
DISTRIBUTIONS FROM
  Net investment income                           (0.09)       (0.18)   (0.13)       (0.08)   (0.08)   (0.12)
  Net realized gain on investments                   --           --       --           --    (0.19)   (7.18)
                                                -------      -------  -------     --------  -------  -------
Total Distributions to shareholders               (0.09)       (0.18)   (0.13)       (0.08)   (0.27)   (7.30)
                                                -------      -------  -------     --------  -------  -------
NET ASSET VALUE, END OF PERIOD                  $  9.91      $  9.38  $  8.29     $   8.85  $ 10.38  $  9.78
                                                =======      =======  =======     ========  =======  =======
TOTAL RETURN(B)                                   6.59%       15.39%   (4.75%)     (14.07%)   8.97%   (9.25%)
RATIOS/SUPPLEMENTARY DATA
Net assets at the end of year (in
 thousands)                                     $40,613      $41,233  $41,250     $ 22,963  $25,744  $27,615
Ratios to Average Net Assets
  Net Expenses                                    1.25%(d)     1.25%    1.25%        1.25%    1.25%    1.25%
  Gross Expenses(c)                               1.46%(d)     1.43%    1.79%        1.50%    1.45%    1.28%
  Net investment income (loss)                    1.76%(d)     1.95%    1.65%        0.76%    0.56%    1.01%
PORTFOLIO TURNOVER RATE                              1%          14%      61%          46%      60%      66%

---------------------
(a)Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time. See Note 1.
(b)Total return for periods less than one year is not annualized.
(c)The ratio of gross expenses to average net assets reflects the expense ratio excluding any waivers and/or reimbursements.
(d)Annualized.

See Notes to Financial Statements.

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CUTLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

   This report relates to the Cutler Value Fund (the "Fund"), a diversified series of The Cutler Trust (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940. The Fund is the only series of the Trust. Under its Trust instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value. The Fund commenced operations on October 2, 1992. On April 15, 2003, the Board approved the reorganization of the Cutler Core Fund (the "Core Fund") with and into Cutler Value Fund pursuant to an Agreement and Plan of Reorganization executed by the Trust on behalf of each series. On April 17, 2003, Core Fund exchanged its assets and liabilities for ownership in the Fund. Immediately prior to its reorganization with and into the Fund, Core Fund's net assets were $20,681,496. Each shareholder of Core Fund received
   0.9227 shares of the Fund for each share of Core Fund held. The acquisition of net assets and unrealized gain/loss from this transaction was as follows:


CONTRIBUTING ENTITY     DATE OF CONTRIBUTION    NET ASSETS      SHARES ISSUED        UNREALIZED GAIN
-------------------     --------------------    -----------     -------------        ---------------
 Cutler Core Fund      April 17, 2003           $20,681,496       2,744,243             $2,508,485

   The Fund seeks current income and long-term capital appreciation.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

   These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

   SECURITY VALUATION -- Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the closing bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost unless the Fund's Investment Adviser believes another valuation is more appropriate. Investments in other open-ended regulated investment companies are valued at net asset value.

   The Fund values securities at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its net asset value.

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CUTLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   SECURITY TRANSACTIONS, INVESTMENT INCOME, AND REALIZED GAIN AND LOSS -- Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes.

   DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

   FEDERAL TAXES -- The Fund intends to qualify each year as a registered investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED
PARTIES

   INVESTMENT ADVISER -- Cutler Investment Counsel, LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

   ADMINISTRATION AND OTHER SERVICES -- Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides administration, portfolio accounting and transfer agency services to the Fund.

   SHAREHOLDER SERVICE AGENT -- The Fund pays a shareholder servicing fee at an annual rate of 0.25% of the Fund's average daily net assets. These fees are paid to various financial institutions that provide shareholder services.

   DISTRIBUTOR -- Forum Fund Services, LLC is the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies. The Distributor receives no compensation from the Fund for its distribution services. Effective March 1, 2005, the Distributor will change its name to Foreside Fund Services, LLC.

   Certain Trustees and Officers of the Trust are Directors, Officers or employees of the aforementioned companies. These persons are not paid by the Fund for serving in these capacities.

NOTE 4.  WAIVER OF FEES

   For the period November 1, 2004 through December 31, 2004, the Adviser was contractually obligated to waive a portion of its fees so as to limit the Fund's Total Annual Operating Expenses to 1.25% of the Fund's total assets. This contractual waiver was terminated on December 31, 2004. For the six months ended

--------------------------------------------------------------------------------

CUTLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   December 31, 2004, the Adviser waived fees of $42,819. Effective January 1, 2005, the Adviser agreed to voluntarily waive fees and/or reimburse the Fund's expenses to the extent necessary to limit the Fund's Total Annual Operating expenses to 1.35% of the Fund's average daily net assets. This voluntary waiver may be reduced or eliminated at any time.

NOTE 5.  SECURITIES TRANSACTIONS

   The cost of purchases and the proceeds from sales of investment securities, other than short-term investments, were $542,543 and $3,554,934, respectively, for the period ended December 31, 2004.

NOTE 6.  PROXY VOTING GUIDELINES

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 288-5374 and on the SEC's website at http://www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30, 2004 is available, without charge and upon request, by calling (888) 288-5374 and on the SEC's website at http://www.sec.gov.

NOTE 7.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

   Effective June 30, 2004, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

NOTE 8.  SHAREHOLDER EXPENSES EXAMPLE

   As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The following example is based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004, through December 31, 2004.

   ACTUAL EXPENSES -- The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

--------------------------------------------------------------------------------

CUTLER VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES -- The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

   Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                       BEGINNING ACCOUNT
                             VALUE       ENDING ACCOUNT VALUE EXPENSES PAID
                         JULY 1, 2004     DECEMBER 31, 2004   DURING PERIOD*
                       ----------------- -------------------- --------------
   Actual Return           $1,000.00          $1,065.86           $6.51
   Hypothetical Return     $1,000.00          $1,018.90           $6.36

---------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 to reflect the half-year period.

                                                              CUTLER VALUE FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS
DECEMBER 31, 2004

--------------------------------------------------------------------------------


                                      PAGE
                                      ----

Chairman's Letter to the Shareholders   1
Schedule of Investments..............   3
Statement of Assets and Liabilities..   6
Statement of Operations..............   7               CUTLER VALUE FUND
Statements of Changes in Net Assets..   8
Financial Highlights (Per Share Data)   9
Notes to Financial Statements........  10






CUTLER INVESTMENT COUNSEL, LLC
    INVESTMENT MANAGEMENT

INVESTMENT ADVISER TO THE TRUST                         SEMI-ANNUAL REPORT

3555 Lear Way, Medford, OR 97504
(800) 228-8537 . (541) 770-9000
     Fax: (541) 779-0006                                 DECEMBER 31, 2004
        info@cutler.com                                      (UNAUDITED)

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        THE CUTLER TRUST

        /s/ Erich M. Patten
By      ----------------------------
        Erich M. Patten, President

Date    February 17, 2005
        ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By        /s/ Erich M. Patten
         -----------------------------------
         Erich M. Patten, President

Date      February 17, 2005
         -----------------------------------


By       /s/ Matthew C. Patten
         -----------------------------------
         Matthew C. Patten, Treasurer

Date      February 16, 2005
         -----------------------------------